Supplemental Guarantor Information Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Assets [Abstract]
Cash and cash equivalents	$ 2,279	$ 1,130
Trade receivables, net	1,973	2,129
Receivables due from affiliates	0	0
Income taxes receivable	173	152
Inventories	2,721	2,667
Short-term lending due from affiliates	0	0
Prepaid expenses	384	400
Other current assets	445	1,221
Assets held for sale	122	1,376
Total current assets	8,097	9,075
Property, plant and equipment, net	7,055	7,078
Goodwill	35,546	36,503
Investments in subsidiaries	0	0
Intangible assets, net	48,652	49,468
Long-term lending due from affiliates	0	0
Other non-current assets	2,100	1,337
TOTAL ASSETS	101,450	103,461
Liabilities and Equity [Abstract]
Commercial paper and other short-term debt	6	21
Current portion of long-term debt	1,022	377
Short-term lending due to affiliates	0	0
Trade payables	4,003	4,153
Payables due to affiliates	0	0
Accrued marketing	647	722
Interest payable	384	408
Other current liabilities	1,804	1,767
Liabilities held for sale	9	55
Total current liabilities	7,875	7,503
Long-term debt	28,216	30,770
Long-term borrowings due to affiliates	0	0
Deferred income taxes	11,878	12,202
Accrued postemployment costs	273	306
Other non-current liabilities	1,459	902
TOTAL LIABILITIES	49,701	51,683
Redeemable noncontrolling interest	0	3
Total shareholders’ equity	51,623	51,657
Noncontrolling interest	126	118
TOTAL EQUITY	51,749	51,775	$ 66,070	$ 57,460
TOTAL LIABILITIES AND EQUITY	101,450	103,461
Eliminations
Assets [Abstract]
Cash and cash equivalents	0	0
Trade receivables, net	0	0
Receivables due from affiliates	(1,426)	(1,211)
Income taxes receivable	(701)	(558)
Inventories	0	0
Short-term lending due from affiliates	(6,044)	(5,540)
Prepaid expenses	0	0
Other current assets	0	0
Assets held for sale	0	0
Total current assets	(8,171)	(7,309)
Property, plant and equipment, net	0	0
Goodwill	0	0
Investments in subsidiaries	(118,115)	(119,524)
Intangible assets, net	0	0
Long-term lending due from affiliates	(2,207)	(2,000)
Other non-current assets	0	0
TOTAL ASSETS	(128,493)	(128,833)
Liabilities and Equity [Abstract]
Commercial paper and other short-term debt	0	0
Current portion of long-term debt	0	0
Short-term lending due to affiliates	(6,044)	(5,540)
Trade payables	0	0
Payables due to affiliates	(1,426)	(1,211)
Accrued marketing	0	0
Interest payable	0	0
Other current liabilities	(701)	(558)
Liabilities held for sale	0	0
Total current liabilities	(8,171)	(7,309)
Long-term debt	0	0
Long-term borrowings due to affiliates	(2,207)	(2,012)
Deferred income taxes	0	0
Accrued postemployment costs	0	0
Other non-current liabilities	0	0
TOTAL LIABILITIES	(10,378)	(9,321)
Redeemable noncontrolling interest	0	0
Total shareholders’ equity	(118,115)	(119,512)
Noncontrolling interest	0	0
TOTAL EQUITY	(118,115)	(119,512)
TOTAL LIABILITIES AND EQUITY	(128,493)	(128,833)
Parent Guarantor | Reportable Legal Entities
Assets [Abstract]
Cash and cash equivalents	0	0
Trade receivables, net	0	0
Receivables due from affiliates	0	0
Income taxes receivable	0	0
Inventories	0	0
Short-term lending due from affiliates	0	0
Prepaid expenses	0	0
Other current assets	0	0
Assets held for sale	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Goodwill	0	0
Investments in subsidiaries	51,623	51,657
Intangible assets, net	0	0
Long-term lending due from affiliates	0	0
Other non-current assets	0	0
TOTAL ASSETS	51,623	51,657
Liabilities and Equity [Abstract]
Commercial paper and other short-term debt	0	0
Current portion of long-term debt	0	0
Short-term lending due to affiliates	0	0
Trade payables	0	0
Payables due to affiliates	0	0
Accrued marketing	0	0
Interest payable	0	0
Other current liabilities	0	0
Liabilities held for sale	0	0
Total current liabilities	0	0
Long-term debt	0	0
Long-term borrowings due to affiliates	0	0
Deferred income taxes	0	0
Accrued postemployment costs	0	0
Other non-current liabilities	0	0
TOTAL LIABILITIES	0	0
Redeemable noncontrolling interest	0	0
Total shareholders’ equity	51,623	51,657
Noncontrolling interest	0	0
TOTAL EQUITY	51,623	51,657
TOTAL LIABILITIES AND EQUITY	51,623	51,657
Subsidiary Issuer | Reportable Legal Entities
Assets [Abstract]
Cash and cash equivalents	1,404	202
Trade receivables, net	836	933
Receivables due from affiliates	633	870
Income taxes receivable	714	701
Inventories	1,832	1,783
Short-term lending due from affiliates	1,399	1,787
Prepaid expenses	193	198
Other current assets	269	776
Assets held for sale	13	75
Total current assets	7,293	7,325
Property, plant and equipment, net	4,420	4,524
Goodwill	11,066	11,067
Investments in subsidiaries	66,492	67,867
Intangible assets, net	2,860	3,010
Long-term lending due from affiliates	207	0
Other non-current assets	850	316
TOTAL ASSETS	93,188	94,109
Liabilities and Equity [Abstract]
Commercial paper and other short-term debt	5	0
Current portion of long-term debt	626	363
Short-term lending due to affiliates	4,645	3,753
Trade payables	2,445	2,563
Payables due to affiliates	793	341
Accrued marketing	249	282
Interest payable	372	394
Other current liabilities	266	888
Liabilities held for sale	0	0
Total current liabilities	9,401	8,584
Long-term debt	27,912	29,872
Long-term borrowings due to affiliates	2,000	2,000
Deferred income taxes	1,307	1,314
Accrued postemployment costs	34	89
Other non-current liabilities	911	593
TOTAL LIABILITIES	41,565	42,452
Redeemable noncontrolling interest	0	0
Total shareholders’ equity	51,623	51,657
Noncontrolling interest	0	0
TOTAL EQUITY	51,623	51,657
TOTAL LIABILITIES AND EQUITY	93,188	94,109
Non-Guarantor Subsidiaries | Reportable Legal Entities
Assets [Abstract]
Cash and cash equivalents	875	928
Trade receivables, net	1,137	1,196
Receivables due from affiliates	793	341
Income taxes receivable	160	9
Inventories	889	884
Short-term lending due from affiliates	4,645	3,753
Prepaid expenses	191	202
Other current assets	176	445
Assets held for sale	109	1,301
Total current assets	8,975	9,059
Property, plant and equipment, net	2,635	2,554
Goodwill	24,480	25,436
Investments in subsidiaries	0	0
Intangible assets, net	45,792	46,458
Long-term lending due from affiliates	2,000	2,000
Other non-current assets	1,250	1,021
TOTAL ASSETS	85,132	86,528
Liabilities and Equity [Abstract]
Commercial paper and other short-term debt	1	21
Current portion of long-term debt	396	14
Short-term lending due to affiliates	1,399	1,787
Trade payables	1,558	1,590
Payables due to affiliates	633	870
Accrued marketing	398	440
Interest payable	12	14
Other current liabilities	2,239	1,437
Liabilities held for sale	9	55
Total current liabilities	6,645	6,228
Long-term debt	304	898
Long-term borrowings due to affiliates	207	12
Deferred income taxes	10,571	10,888
Accrued postemployment costs	239	217
Other non-current liabilities	548	309
TOTAL LIABILITIES	18,514	18,552
Redeemable noncontrolling interest	0	3
Total shareholders’ equity	66,492	67,855
Noncontrolling interest	126	118
TOTAL EQUITY	66,618	67,973
TOTAL LIABILITIES AND EQUITY	$ 85,132	$ 86,528